UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Mar 31, 2013

Check here if Amendment [  ]:        Amendment Number:

This Amendment (Check only one):     [ x] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lindsell Train Limited
Address: Cayzer House, 30 Buckingham Gate
London, SW1E 6NN, UK

Form 13F File Number:     028-13815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lim
Title:     Chief Operating Officer

Phone:     00 44 20 7802 4703

Signature, Place, and Date of Signing:

     /s/Michael Lim       London, England       April 30, 2013
     --------------       ---------------       -----------------
     [Signature]          [City, State]         [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $424,273
                                            (thousands)

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
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
Column 1                     Column 2    Column 3   Column 4              Column 5     Column 6   Column 7      Column 8

                                                               Shares or
                             Title of                 Value    Principal  SH/   PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount   PRN   CALL  Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CORP            CL A        115637100    30,545     415,018  SH              SOLE              415,018
DR PEPPER SNAPPLE GROUP INC  COM         26138E109    83,138   1,770,779  SH              SOLE            1,770,779
EBAY INC                     COM         278642103    83,169   1,533,913  SH              SOLE            1,533,913
HERSHEY CO                   COM         427866108     8,644      98,750  SH              SOLE               98,750
INTERNATIONAL SPEEDWAY A     COM	 460335201       784      24,000  SH              SOLE               24,000
INTUIT INC                   COM         461202103    54,581     831,273  SH              SOLE              831,273
KRAFT FOODS GROUP INC        CL A        50076Q106    39,986     775,972  SH              SOLE              775,972
MONDELEZ INTERNATIONAL INC   COM	 609207105    78,005   2,547,922  SH	 	  SOLE            2,547,922
DISNEY WALT CO               COM DISNEY  254687106    32,897     579,169  SH              SOLE              579,169
WORLD WRESTLING ENTMT INC    CL A        98156Q108    12,524   1,420,000  SH              SOLE            1,420,000

                                                     424,273